Income Taxes - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
US federal corporate tax rate		35.00%
Deferred income tax expense on revaluation of US federal income tax rate		$ 15,800,000
Long-term receivable for alternative minimum tax carryforward balance		2,300,000
Loss carryforwards not recognized as deferred incom tax asset		31,500
Unrecognized tax benefits		1,980,000	$ 1,923,000	$ 19,618,000
Interest and penalties included in unrecognized tax benefits		500,000	400,000
Unrecognized tax benefits realized in next twelve months		0	0
Temporary differences [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax effected temporary differences related to US operations		$ 38,800,000	$ 14,000,000
Scenario, Forecast [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
US federal corporate tax rate	21.00%